SCHEDULE OF COMMERCIAL PROPERTIES (Details)	Dec. 31, 2025 USD ($)
2026	$ 11,444,120
2027	7,142,123
2028	5,136,062
2029	3,745,388
2030	2,859,924
Total	30,327,617
Commercial Property [Member]
2026	9,346,275
2027	6,844,085
2028	5,136,062
2029	3,745,388
2030	2,859,924
Total	27,931,734
Model Homes [Member]
2026	2,097,845
2027	298,038
2028
2029
2030
Total	$ 2,395,883